GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

5.  GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill.   Goodwill represents the cost in excess of the fair value of the net assets acquired in a business combination. As discussed in Note 1, goodwill is tested for impairment at the reporting unit level on an annual basis and on an interim basis if an event occurs or circumstances change that would reduce the fair value of a reporting unit below its carrying value. We perform our annual goodwill impairment tests as of September 30 each year. As a result of the merger of our Brazilian business in the second quarter of 2011, we performed an interim impairment test on the Latin America reporting unit excluding our Brazilian business which resulted in no impairment. The fair value estimates for our reporting units were determined using a combination of the income and market approaches in accordance with the Company’s methodology. Our annual impairment tests as of September 30, 2012, 2011 and 2010 resulted in no impairment of goodwill.

Changes in the amount of goodwill for the twelve months ended December 31, 2012 and 2011, are as follows:

	U.S. Consumer			North America	North America
	Information		Workforce	Personal	Commercial
(In millions)	Solutions	International	Solutions	Solutions	Solutions	Total
Balance, December 31, 2010	$628.5	$346.9	$899.9	$1.8	$37.6	$1,914.7
Acquisitions	10.1	30.9	34.6	-	-	75.6
Adjustments to initial purchase price allocation	(0.2)	(0.1)	0.5	-	-	0.2
Foreign currency translation	-	4.0	-	-	(0.1)	3.9
Businesses sold	-	(33.2)	-	-	-	(33.2)
Balance, December 31, 2011	638.4	348.5	935.0	1.8	37.5	1,961.2
Acquisitions	309.3	12.0	-	-	-	321.3
Adjustments to initial purchase price allocation	-	-	(1.0)	-	-	(1.0)
Foreign currency translation	-	8.8	-	-	0.1	8.9
Balance, December 31, 2012	$947.7	$369.3	$934.0	$1.8	$37.6	$2,290.4

Indefinite-Lived Intangible Assets.   Indefinite-lived intangible assets consist of contractual/territorial rights representing the estimated fair value of rights to operate in certain territories acquired through the purchase of independent credit reporting agencies in the U.S. and Canada. Our contractual/territorial rights are perpetual in nature and, therefore, the useful lives are considered indefinite. Indefinite-lived intangible assets are not amortized. As discussed in Note 1, we are required to test indefinite-lived intangible assets for impairment annually and whenever events or circumstances indicate that there may be an impairment of the asset value. We perform our annual indefinite-lived intangible asset impairment test as of September 30 each year. Our annual impairment tests as of September 30, 2012, 2011 and 2010 resulted in no impairment of our indefinite-lived intangible assets. Changes in the amounts of indefinite-lived intangible assets for the twelve months ended December 31, 2012 and 2011, are as follows:

Amount
(In millions)
Balance, December 31, 2010	$95.6
Foreign currency translation	-
Balance, December 31, 2011	95.6
Acquisitions	158.8
Foreign currency translation	0.1
Balance, December 31, 2012	$254.5

Purchased Intangible Assets.   Purchased intangible assets net, recorded on our Consolidated Balance Sheets at December 31, 2012 and 2011, are as follows:

	December 31, 2012			December 31, 2011
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
	(In millions)
Definite-lived intangible assets:
Purchased data files	$795.6	$(229.2)	$566.4	$316.2	$(240.5)	$75.7
Acquired software and technology	34.4	(13.5)	20.9	68.3	(41.1)	27.2
Customer relationships	522.1	(164.5)	357.6	518.2	(130.3)	387.9
Proprietary database	125.0	(115.9)	9.1	125.0	(95.5)	29.5
Non-compete agreements	19.4	(5.5)	13.9	9.0	(3.1)	5.9
Trade names and other intangible assets	41.5	(21.7)	19.8	40.7	(16.7)	24.0
Total definite-lived intangible assets	$1,538.0	$(550.3)	$987.7	$1,077.4	$(527.2)	$550.2

Amortization expense from continuing operations related to purchased intangible assets was $86.1 million, $87.5 million, and $86.7 million during the twelve months ended December 31, 2012, 2011, and 2010, respectively.

Estimated future amortization expense from continuing operations related to definite-lived purchased intangible assets at December 31, 2012 is as follows:

Years ending December 31,	Amount
(In millions)
2013	$103.9
2014	91.6
2015	86.6
2016	81.2
2017	71.4
Thereafter	541.6
$976.3